Disclosure on individual items of the consolidated financial statements (Details) - Schedule of other operating expense - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Operating Expense Abstract
Warranties		€ 5,253	€ 1,976
Expenses from disposal of assets	1	36	70
Expenses due to subsequent events	11	5	27
Exchange rate losses	1,007
Other expenses	64	66	46
Compensation		42	105
Total	€ 1,084	€ 5,402	€ 2,224